Balances and Transactions with Related Parties (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 28, 2018 EUR (€)	Dec. 28, 2018 USD ($)
Details of balances with related parties
Other financial assets	€ 135,139	€ 493,828
Current contract assets	47,751	35,154
Current contract assets from associates and joint ventures	47,751	35,154
Other financial assets with other related parties	€ 101,217	€ 318,890
Group transactions with related parties
Percentage of profit before tax contribution to non profit organization	0.70%	0.70%	0.70%
Contributions to non-profit organization	€ 2,174	€ 4,231	€ 3,963
Remuneration of directors representing shareholders interest	965	965
Shanghai RAAS Blood Products Co., Ltd.
Details of balances with related parties
Receivables	205,537	153,120	123,250
Receivables due from related parties	205,537	153,120	123,250
Group transactions with related parties
Net sales	450,389	319,669	€ 202,644
Instituto Grifols, S.A.
Details of balances with related parties
Debts	(16,190)	(14,682)
Group transactions with related parties
Nominal amount of debt instrument	€ 3,000
Borrowings, interest rate	4.00%		3.00%
Associates & joint ventures
Details of balances with related parties
Receivables	€ 227,550	162,382
Other financial assets	418
Current contract assets		3,880
Total debtors	227,968	166,262
Trade payables		(91)
Total creditors		(91)
Net receivable (payable)	227,968	166,171
Receivables due from related parties	227,550	162,382
Current contract assets from associates and joint ventures		3,880
Group transactions with related parties
Net sales	471,829	339,170	€ 220,808
Purchases	(23)	(9)	(613)
Rendering of services	(78)	(34)	(2,709)
Finance income			2
Dividends paid/received	7,309	10,717	2,636
Total income (expense)	479,037	349,844	220,124
Joint ventures
Details of balances with related parties
Other financial assets		124,132
Advanced payments		11,998
Total debtors		136,130
Trade payables		(22,961)
Total creditors		(22,961)
Net receivable (payable)		113,169
Group transactions with related parties
Purchases		(66,647)
Total income (expense)		(66,647)
Key management personnel
Details of balances with related parties
Debts	(3,611)	(2,399)
Total creditors	(3,611)	(2,399)
Net receivable (payable)	(3,611)	(2,399)
Group transactions with related parties
Remuneration	(23,698)	(13,891)	(15,136)
Total income (expense)	(23,698)	(13,891)	(15,136)
Other related parties
Details of balances with related parties
Receivables	5,609
Other financial assets	101,217	318,890
Loans	115,209	96,537
Guarantee deposits	934	934
Total debtors	222,969	416,361
Debts	(11,384)	(13,325)
Total creditors	(11,384)	(13,325)
Net receivable (payable)	211,585	403,036
Receivables due from related parties	5,609
Group transactions with related parties
Net sales	14
Purchases	(431)
Rendering of services	(2,482)	(5,467)	(3,963)
Payments for rights of use	(7,234)	(6,382)	(5,332)
Purchase of property, plant and equipment		3,464	7,326
Finance income	30,185	12,878	7,032
Dividends paid/received	(266,406)
Loans	44,956	80,098	97,598
Total income (expense)	(201,398)	84,591	102,661
Board of directors of the Company
Details of balances with related parties
Debts	(3,924)	(3,852)
Total creditors	(3,924)	(3,852)
Net receivable (payable)	(3,924)	(3,852)
Group transactions with related parties
Remuneration	(12,163)	(5,316)	(4,417)
Total income (expense)	(12,163)	(5,316)	(4,417)
Scranton Plasma B V
Details of balances with related parties
Loans				€ 86,969	$ 95,000
Group transactions with related parties
Finance income	7,039	€ 2,093	€ 1,824
Increase (decrease) in loan amount	€ 15,000
Scranton Plasma B V | Euribor
Group transactions with related parties
Adjustment to interest rate basis on loan to related party				2.00%	2.00%
BPC Plasma, Inc and Haema, AG | Euribor + 2%
Group transactions with related parties
Adjustment to interest rate basis on loan to related party	0.75%